SUMMARY OF SIGNIFICANT ACCOUNT POLICIES - Schedule Of Property, Plant And Equipment Balances And Corresponding Lives (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Building and Building Improvements Minimum	Dec. 31, 2013 Building and Building Improvements Maximum	Dec. 31, 2013 Leasehold Improvements Minimum	Dec. 31, 2013 Leasehold Improvements Maximum	Dec. 31, 2013 Machinery and Equipment Minimum	Dec. 31, 2013 Machinery and Equipment Maximum	Dec. 31, 2013 Furniture and Fixtures Minimum	Dec. 31, 2013 Furniture and Fixtures Maximum	Dec. 31, 2013 Information Systems and Hardware Minimum	Dec. 31, 2013 Information Systems and Hardware Maximum	Dec. 31, 2013 Surgical Instrument kits Minimum	Dec. 31, 2013 Surgical Instrument kits Maximum
Property, Plant and Equipment [Line Items]
Land	$ 3,022	$ 2,768
Buildings and building improvements	15,377	7,908
Leasehold improvements	42,900	46,240
Machinery and production equipment	86,192	85,721
Surgical instrument kits	30,352	26,231
Information systems and hardware	51,171	42,145
Furniture, fixtures, and office equipment	16,363	15,692
Construction-in-progress	112,130	90,243
Total	357,507	316,948
Less: Accumulated depreciation	(157,197)	(139,050)
Property, plant and equipment, net	$ 200,310	$ 177,898
Property, plant and equipment, useful life			5 years	40 years	1 year	20 years	3 years	20 years	1 year	15 years	1 year	7 years	4 years	5 years